Expense Example - FidelitySeriesTotalMarketIndexFund-PRO - FidelitySeriesTotalMarketIndexFund-PRO - Fidelity Series Total Market Index Fund - Fidelity Series Total Market Index Fund	Apr. 29, 2023 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none